Subsequent Events (Details) - Convertible Promissory Notes - Convertible Debt - Subsequent Event	Feb. 27, 2018 USD ($) $ / shares
Subsequent Event [Line Items]
Interest rate of notes payable	5.00%
Debt face amount | $	$ 55,000,000
Note maturity term	5 years
Conversion notice threshold minimum	30 days
Conversion notice threshold maximum	60 days
Common Stock
Subsequent Event [Line Items]
Par value of shares issued upon conversion (in dollars per share)	$ 0.01
Conversion price (in dollars per share)	$ 5.00